Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,136,460)	$ (2,129,151)	$ (8,029,236)	$ (630,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,594	221	664
Change in fair value of SAFE notes	3,638,167	1,251,721	4,987,665	547,000
Stock-based compensation	10,452	135,432	140,935
Changes in operating assets and liabilities:
Prepaid expenses	(86,705)	(73,488)	(32,113)
Accounts payable	(9,836)	42,060	75,803	18,994
Accrued expenses	(31,543)	1,039	31,777
Accrued compensation	(19,171)	24,861	34,863
Net cash used in operating activities	(3,632,502)	(747,305)	(2,789,642)	(64,241)
Cash flows from investing activities:
Purchases of property and equipment	(28,705)	(2,657)	(2,657)
Net cash used in investing activities	(28,705)	(2,657)	(2,657)
Cash flows from financing activities:
Proceeds from issuance of common stock to founders				40
Proceeds from exercise of restricted stock awards	821	5,298	5,392	3
Proceeds from SAFE notes	1,710,800	2,440,000	8,580,000	1,000,000
Proceeds from related party loan				10,000
Payment of related party loan		(10,000)	(10,000)
Net cash provided by financing activities	1,711,621	2,435,298	8,575,392	1,010,043
Net change in cash	(1,949,586)	1,685,336	5,783,093	945,802
Cash - beginning of period	6,728,895	945,802	945,802
Cash - end of period	4,779,309	2,631,138	6,728,895	945,802
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest		350	350
Supplemental disclosure of non-cash financing activities:
Subscription of SAFE notes			110,000	500,000
Surfside Acquisition Inc.
Cash flows from operating activities:
Net loss	(24,037)	(22,752)	(44,810)	(47,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts payable and accrued expenses	6,600			1,348
Changes in operating assets and liabilities:
Net cash used in operating activities	(17,437)	(22,752)	(44,810)	(46,277)
Cash flows from financing activities:
Repayments of stockholder advances				(518)
Proceeds from note payable - stockholder	25,000	22,500	47,500	47,500
Cash flows from financing activities:
Net cash provided by financing activities	25,000	22,500	47,500	46,982
Net change in cash	7,563	(252)	2,690	705
Cash - beginning of period	3,464	774	774	69
Cash - end of period	11,027		3,464	774
Previously Reported | Surfside Acquisition Inc.
Cash flows from financing activities:
Cash - beginning of period	3,464	774	774
Cash - end of period	$ 11,027	$ 522	$ 3,464	$ 774